CONDENSED BALANCE SHEETS - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Current Assets:
Cash	$ 201,861	$ 560,813
Prepaid expenses - current	114,474	82,032
Due from related party	9,718	15,410
Total Current Assets	326,053	658,255
Non-current Assets:
Cash and marketable securities held in Trust Account	209,286,528	205,642,100
Prepaid expenses – non-current	0	33,699
Total Non-current Assets	209,286,528	205,675,799
TOTAL ASSETS	209,612,581	206,334,054
Current Liabilities:
Accounts payable	183,149	107,053
Accrued expenses	2,114,838	962,012
Administrative services fee payable	0	5,000
Total Current Liabilities	2,297,987	1,074,065
Non-current Liabilities:
Deferred underwriter fee liability	7,043,750	7,043,750
Total Non-current Liabilities	7,043,750	7,043,750
TOTAL LIABILITIES	9,341,737	8,117,815
Commitments and Contingencies (Note 7)	0	0
Class A Ordinary Shares subject to possible redemption, $0.0001 par value; 20,125,000 shares issued and outstanding at redemption value	209,286,528	205,642,100
Shareholders’ Deficit
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued or outstanding	0	0
Additional paid-in capital	0	0
Accumulated deficit	(9,016,468)	(7,426,645)
Total Shareholders’ Deficit	(9,015,684)	(7,425,861)
TOTAL LIABILITIES, ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION AND SHAREHOLDERS’ DEFICIT	209,612,581	206,334,054
Class A Ordinary Shares
Shareholders’ Deficit
Common stock, value, issued	77	77
Class B Ordinary Shares
Shareholders’ Deficit
Common stock, value, issued	$ 707	$ 707